Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Office building [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	30 years